UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

 (Zip code)

Dennis Connor

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Camco Investors Fund

A.G. EDWARDS

Ticker Symbol:AGE	Cusip Number: 281760108
Record Date: 5/2/2005	Meeting Date: 6/23/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	AMEND 1988 INCENTIVE STOCK PLAN	FOR	ISSUER	FOR	WITH
3	APPROVE AMENDMENT TO 2002 EMPOYEE STOCK PLAN	FOR	ISSUER	FOR	WITH
4	APPROVE NON-EMPLOYEE DIRECTORS STOCK PLAN	FOR	ISSUER	FOR	WITH
5	RATIFY DELOITTE & TOUCHE AS AUDITOR	FOR	ISSUER	FOR	WITH

ALLIED CAPITAL

Ticker Symbol:ALD	Cusip Number: 01903Q108
Record Date: 2/25/2005	Meeting Date: 5/17/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY KPMG AS AUDITORS	FOR	ISSUER	FOR	WITH

ANDREW CORPORATION

Ticker Symbol:ANDW	Cusip Number: 034425108
Record Date: 12/10/2004	Meeting Date: 2/8/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVE NEW MANAGEMENT INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	APPROVE NEW LONG TERM INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
4	RATIFY ERNST & YOUNG AS AUDITOR	FOR	ISSUER	FOR	WITH
5	PROXIES ARE AUTHORIZED TO VOTE ON OTHER BUSINESS	FOR	ISSUER	FOR	WITH

AUTOMATIC DATA PROCESSING

Ticker Symbol:ADP	Cusip Number: 053015103
Record Date: 9/10/2004	Meeting Date: 11/9/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	RE-ELCT BOARD OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPOINTMENT OF DELOITTE & TOUCHE LLP	FOR	ISSUER	FOR	WITH

CABOT MICROELECTRONICS

Ticker Symbol:CCMP	Cusip Number: 12709P103
Record Date: 1/18/2005	Meeting Date: 3/8/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY PRICEWATERHOUSECOOPERS AS AUDITORS	FOR	ISSUER	FOR	WITH

CARMAX

Ticker Symbol:KMX	Cusip Number: 143130102
Record Date: 4/29/2005	Meeting Date: 6/21/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY KPMG AS AUDITOR	FOR	ISSUER	FOR	WITH
3	AMEND 2005 STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
4	AMEND 2002 NON-EMPLOYEE STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH

CHESAPEAKE ENERGY CORP

Ticker Symbol:CHK	Cusip Number: 165167107
Record Date: 4/26/2005	Meeting Date: 6/10/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	ADOPT LONG TERM INCENTIVE PLAN	ABSTAINED	ISSUER	FOR	N/A
3	APPROVE FOUNDER WELL PROGRAM	FOR	ISSUER	FOR	WITH

CLAIRE'S STORES

Ticker Symbol:CLE	Cusip Number: 179584107
Record Date: 5/2/2005	Meeting Date: 6/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVE 2005 INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	APPROVE PROPOSAL REGARDING BUSINESS IN N. IRELAND	AGAINST	STOCKHOLDER	AGAINST	WITH

COCA-COLA COMPANY

Ticker Symbol:KO	Cusip Number: 191216100
Record Date: 2/22/2005	Meeting Date: 4/19/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY ERNST & YOUNG AS AUDITORS	FOR	ISSUER	FOR	WITH
3	INDEPENDENT DELEGATION TO COLOMBIA	AGAINST	STOCKHOLDER	AGAINST	WITH
4	REGARDING RESTRICTED STOCK	AGAINST	STOCKHOLDER	AGAINST	WITH
5	REGARDING SEVERANCE AGREEMENTS	AGAINST	STOCKHOLDER	AGAINST	WITH

COMMERCE BANCORP

Ticker Symbol:CBH	Cusip Number: 200519106
Record Date: 4/1/2005	Meeting Date: 5/17/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY AUDITORS	FOR	ISSUER	FOR	WITH

CRESENT REAL ESTATE EQUITIES

Ticker Symbol:CEI	Cusip Number: 225756105
Record Date: 4/28/2005	Meeting Date: 6/13/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVE ERNST & YOUNG	FOR	ISSUER	FOR	WITH

EQUITY ONE

Ticker Symbol:EQY	Cusip Number: 294752100
Record Date: 4/5/2005	Meeting Date: 5/19/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH

FLAGSTAR BANCORP

Ticker Symbol:FBC	Cusip Number: 337930101
Record Date: 3/28/2005	Meeting Date: 5/27/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	INCREASE AMOUNT OF CAPITAL SHARES	FOR	ISSUER	FOR	WITH
3	INCREASE AMOUNT OF DIRECTORS	FOR	ISSUER	FOR	WITH
4	AMEND OPTION PLAN TO INCREASE SHARES	FOR	ISSUER	FOR	WITH
5	INCREASE NUMBER OF INCENTIVE OPTION SHARES	FOR	ISSUER	FOR	WITH
6	AMEND STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
7	RATIFY INCENTIVE COMPENSATION PLAN	FOR	ISSUER	FOR	WITH

KB HOME

Ticker Symbol:KBH	Cusip Number: 48666K109
Record Date: 2/14/2005	Meeting Date: 4/7/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVE INCREASE SHARES FROM 100M TO 300M	FOR	ISSUER	FOR	WITH
3	RATIFY ERNST & YOUNG AS AUDITOR	FOR	ISSUER	FOR	WITH

KEYCORP

Ticker Symbol:KEY	Cusip Number: 493267108
Record Date: 3/8/2005	Meeting Date: 5/5/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

L-3

Ticker Symbol:LLL	Cusip Number: 502424104
Record Date: 3/18/2005	Meeting Date: 4/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPOINTMENT OF PRICEWATERHOUSECOOPERS AS AUDITOR	FOR	ISSUER	FOR	WITH

LOWES

Ticker Symbol:LOW	Cusip Number: 548661107
Record Date: 4/1/2005	Meeting Date: 5/27/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	AMEDMENT TO DIRECTORS STOCK OPTION PLAN	FOR	ISSUER	FOR	WITH
3	RATIFY DELOITTE & TOUCHE AUDITORS	FOR	ISSUER	FOR	WITH

NBTY INC

Ticker Symbol:NTY	Cusip Number: 628782104
Record Date: 1/4/2005	Meeting Date: 2/7/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	RE-ELECT BOARD OF DIRECTORS	FOR	ISSUER	FOR	WITH

NOVELL, INC

Ticker Symbol:NOVL	Cusip Number: 670006105
Record Date: 2/15/2005	Meeting Date: 4/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY PRICEWATERHOUSECOPPERS AS AUDITORS	FOR	ISSUER	FOR	WITH
3	50% OF EQUITY COMPENSATION SHALL BE PERFORMACE-BASED	AGAINST	STOCKHOLDER	AGAINST	WITH

OMINCELL INC.

Ticker Symbol:OMCL	Cusip Number: 68213N109
Record Date: 4/1/2005	Meeting Date: 5/24/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY ERNST & YOUNG AUDITORS	FOR	ISSUER	FOR	WITH

PAR PHARMACEUTICAL COMPANY

Ticker Symbol:PRX	Cusip Number: 69888P106
Record Date: 4/6/2005	Meeting Date: 5/24/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	AMEND 2004 EQUITY INCENTIVE PLAN	FOR	ISSUER	FOR	WITH

PEPBOYS AUTO

Ticker Symbol:PBY	Cusip Number: 713278109
Record Date: 4/8/2005	Meeting Date: 6/8/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	RE-ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPOINT DELOITTE & TOUCHE AUDITORS	FOR	ISSUER	FOR	WITH
3	SHAREHOLDER RIGHTS PLAN	AGAINST	ISSUER	AGAINST	WITH

RAYTHEON

Ticker Symbol:RTN	Cusip Number: 755111507
Record Date: 3/9/2005	Meeting Date: 4/4/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH
3	AMEND CERTIFICATE OF INCORPORATION TO DECLASSIFY BOARD OF DIRECTORS	FOR	ISSUER	FOR	WITH
4	AMEND 2001 STOCK PLAN	FOR	ISSUER	FOR	WITH
5	AMEND 1997 NON-EMPLOYEE RESTRICTED STOCK PLAN	FOR	ISSUER	FOR	WITH
6	MACBRIDE PRINCIPLES	AGAINST	STOCKHOLDER	AGAINST	WITH
7	MAJORITY VOTING FOR DIRECTORS	AGAINST	STOCKHOLDER	AGAINST	WITH
8	ELECT RETIREE AS DIRECTOR	AGAINST	STOCKHOLDER	AGAINST	WITH

SARA LEE

Ticker Symbol:SLE	Cusip Number: 803111103
Record Date: 9/1/2005	Meeting Date: 10/28/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY PRICEWATERHOUSECOPPERS AS AUDITOR	FOR	ISSUER	FOR	WITH
3	PROPOSAL REGARDING CHARITABLE CONTRBUTIONS	AGAINST	STOCKHOLDER	AGAINST	WITH

SAUL CENTERS

Ticker Symbol:BFS	Cusip Number: 804395101
Record Date: 3/11/2005	Meeting Date: 5/6/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY ERNST & YOUNG AS AUDITOR	FOR	ISSUER	FOR	WITH
3	TRANSACT OTHER BUSINESS	FOR	ISSUER	FOR	WITH

SELECT COMFORT

Ticker Symbol:SCSS	Cusip Number: 81616X103
Record Date: 4/4/2005	Meeting Date: 5/11/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	AMEND 1999 EMPLOYEE STOCK PURCHASE PLAN	FOR	ISSUER	FOR	WITH
3	RATIFY KPMG AS AUDITORS	FOR	ISSUER	FOR	WITH

SENSIENT TECNOLOGIES CORP

Ticker Symbol:SXT	Cusip Number: 81725T100
Record Date: 3/1/2005	Meeting Date: 4/21/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	PROPOSAL TO AMEND AND RESTATE ARTICLES OF INCORPORATION TO ELIMINATE CLASSIFICATION OF THE COMPANIES BOARD OF DIRECTORS	FOR	ISSUER	FOR	WITH
3	RATIFY DELOITTE & TOUCHE AS AUDITORS	FOR	ISSUER	FOR	WITH

THORNBURG MORTGAGE

Ticker Symbol:TMA	Cusip Number: 885218107
Record Date: 3/9/2005	Meeting Date: 4/19/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH

TRINITY BIOTECH PLC

Ticker Symbol:TRIB	Cusip Number: 896438108
Record Date: 5/5/2005	Meeting Date: 6/13/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE 2004 FINANCIAL STATEMENTS	FOR	ISSUER	FOR	WITH
2	RE-ELECT P. COYNE AS DIRECTOR	FOR	ISSUER	FOR	WITH
3	APPROVE BOARD TO FIX AUDITORS REMUNERATION	FOR	ISSUER	FOR	WITH
4	MAKE MARKET PURCHASES	FOR	ISSUER	FOR	WITH
5	IF PROPOSAL 4 IS APPROVED, THEN A TREASURED SHARE MAY BE RE-ISSUED OFF MARKET	FOR	ISSUER	FOR	WITH

TSAKOS ENERGY

Ticker Symbol:TNP	Cusip Number: G9108L108
Record Date: 4/13/2005	Meeting Date: 5/25/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVE AUDIT REPORT	FOR	ISSUER	FOR	WITH
3	RATIFY ERNST & YOUNG AUDITORS	FOR	ISSUER	FOR	WITH
4	AUTHORIZE INCREASE IN CAPITAL SHARES	FOR	ISSUER	FOR	WITH
5	AUTHORIZE REMUNERATION OF DIRECTORS	FOR	ISSUER	FOR	WITH

UTSTARCOM

Ticker Symbol:UTSI	Cusip Number: 918076100
Record Date: 3/14/2005	Meeting Date: 5/13/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	ADOPT 2005 EQUITY INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	RATIFY PRICEWATERHOUSECOOPERS AS AUDITORS	FOR	ISSUER	FOR	WITH

WILD OATS MARKETS

Ticker Symbol:OATS	Cusip Number: 96808B107
Record Date: 3/18/2005	Meeting Date: 5/17/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY ERNST & YOUNG AS AUDITORS	FOR	ISSUER	FOR	WITH

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By Dennis Connor

* Dennis Connor

President

By Paul Berghaus

* Paul Berghaus

Treasurer

Date: August 25, 2005

*Print the name and title of each signing officer under his or her signature.